Trade Payables and Other Current Liabilities (Details 1) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Accounts Payable and Accruals [Abstract]
Payroll and related expenses	$ 72	$ 180
Wages and fees of related parties and related expenses	271	72
Institutions	83	96
Provision for vacations and recreation	162	158
Contract liability	231	61
Accrued expenses	299	200
Provisions	54
Other accounts payable and accruals	$ 1,172	$ 767